Contract Assets - Additional Information (Details) - SGD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract assets [abstract]
Increase decrease asset due to expansion of business.	$ 2.5	$ 20.3